Schedule of Investments (unaudited)
August 31, 2024
 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.3%
Communication Services — 10.1%
Diversified Telecommunication Services — 0.9%
AT&T Inc.	87,434	$1,739,937
Verizon Communications Inc.	20,578	859,749
Total Diversified Telecommunication Services		2,599,686
Entertainment — 1.6%
Electronic Arts Inc.	11,493	1,744,867
Netflix Inc.	4,526	3,174,310 *
Total Entertainment		4,919,177
Interactive Media & Services — 7.0%
Alphabet Inc., Class A Shares	35,599	5,816,164
Alphabet Inc., Class C Shares	40,598	6,703,136
Meta Platforms Inc., Class A Shares	16,083	8,384,229
Total Interactive Media & Services		20,903,529
Media — 0.6%
Comcast Corp., Class A Shares	43,468	1,720,029

Total Communication Services		30,142,421
Consumer Discretionary — 11.4%
Automobiles — 1.8%
Ford Motor Co.	98,473	1,101,913
General Motors Co.	40,119	1,997,124
Tesla Inc.	11,240	2,406,596 *
Total Automobiles		5,505,633
Broadline Retail — 3.4%
Amazon.com Inc.	48,799	8,710,622 *
eBay Inc.	21,404	1,264,976
Total Broadline Retail		9,975,598
Diversified Consumer Services — 0.5%
H&R Block Inc.	22,974	1,454,484
Hotels, Restaurants & Leisure — 1.8%
Aramark	42,112	1,542,562
Booking Holdings Inc.	655	2,560,546
MGM Resorts International	35,755	1,344,030 *
Total Hotels, Restaurants & Leisure		5,447,138
Household Durables — 1.4%
PulteGroup Inc.	16,236	2,137,470
Toll Brothers Inc.	14,361	2,068,989
Total Household Durables		4,206,459
Specialty Retail — 2.0%
Dick’s Sporting Goods Inc.	7,912	1,874,828
Gap Inc.	71,629	1,606,638
Home Depot Inc.	4,012	1,478,422
Ulta Beauty Inc.	2,682	946,317 *
Total Specialty Retail		5,906,205
See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.5%
PVH Corp.	14,047	$1,386,298

Total Consumer Discretionary		33,881,815
Consumer Staples — 7.0%
Beverages — 0.5%
Boston Beer Co. Inc., Class A Shares	1,661	451,327 *
Molson Coors Beverage Co., Class B Shares	21,257	1,147,240
Total Beverages		1,598,567
Consumer Staples Distribution & Retail — 3.6%
Albertsons Cos. Inc., Class A Shares	60,018	1,177,553
Costco Wholesale Corp.	2,522	2,250,582
Kroger Co.	31,653	1,684,256
Target Corp.	8,907	1,368,293
Walmart Inc.	53,493	4,131,265
Total Consumer Staples Distribution & Retail		10,611,949
Food Products — 1.6%
Bunge Global SA	15,363	1,557,501
Ingredion Inc.	12,986	1,744,149
WK Kellogg Co.	89,351	1,534,157
Total Food Products		4,835,807
Household Products — 1.0%
Colgate-Palmolive Co.	11,888	1,266,072
Procter & Gamble Co.	10,116	1,735,299
Total Household Products		3,001,371
Tobacco — 0.3%
Altria Group Inc.	15,323	823,918

Total Consumer Staples		20,871,612
Energy — 2.5%
Energy Equipment & Services — 0.5%
Weatherford International PLC	12,706	1,333,368
Oil, Gas & Consumable Fuels — 2.0%
Exxon Mobil Corp.	11,190	1,319,749
HF Sinclair Corp.	25,929	1,274,151
Marathon Petroleum Corp.	7,662	1,357,093
Valero Energy Corp.	14,270	2,093,837
Total Oil, Gas & Consumable Fuels		6,044,830

Total Energy		7,378,198
Financials — 13.3%
Banks — 2.9%
Bank of America Corp.	16,349	666,222
First Citizens BancShares Inc., Class A Shares	753	1,529,117
JPMorgan Chase & Co.	16,158	3,632,318
Popular Inc.	12,007	1,230,718
Wells Fargo & Co.	27,445	1,604,709
Total Banks		8,663,084
Capital Markets — 2.5%
Affiliated Managers Group Inc.	7,419	1,289,645
See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2024 Quarterly Report

 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Bank of New York Mellon Corp.	29,370	$2,003,621
Evercore Inc., Class A Shares	6,386	1,569,296
State Street Corp.	10,855	945,470
Virtu Financial Inc., Class A Shares	53,635	1,647,131
Total Capital Markets		7,455,163
Consumer Finance — 1.0%
SLM Corp.	72,481	1,598,931
Synchrony Financial	22,985	1,155,226
Total Consumer Finance		2,754,157
Financial Services — 4.6%
Berkshire Hathaway Inc., Class B Shares	7,429	3,535,610 *
Equitable Holdings Inc.	49,044	2,085,351
Mastercard Inc., Class A Shares	3,461	1,672,840
MGIC Investment Corp.	63,423	1,612,847
PayPal Holdings Inc.	26,257	1,901,794 *
Visa Inc., Class A Shares	5,576	1,541,039
Western Union Co.	111,445	1,359,629
Total Financial Services		13,709,110
Insurance — 2.3%
American International Group Inc.	20,008	1,541,617
Assured Guaranty Ltd.	16,603	1,329,568
Axis Capital Holdings Ltd.	9,931	793,288
Loews Corp.	13,570	1,111,926
Old Republic International Corp.	57,315	2,055,889
Total Insurance		6,832,288

Total Financials		39,413,802
Health Care — 11.0%
Biotechnology — 3.6%
AbbVie Inc.	19,648	3,857,099
Exelixis Inc.	57,466	1,495,840 *
Neurocrine Biosciences Inc.	10,217	1,298,172 *
Regeneron Pharmaceuticals Inc.	1,571	1,861,148 *
United Therapeutics Corp.	5,711	2,076,234 *
Total Biotechnology		10,588,493
Health Care Equipment & Supplies — 0.8%
Boston Scientific Corp.	9,781	799,988 *
IDEXX Laboratories Inc.	3,169	1,525,335 *
Total Health Care Equipment & Supplies		2,325,323
Health Care Providers & Services — 2.7%
Elevance Health Inc.	2,533	1,410,602
McKesson Corp.	4,233	2,375,052
Tenet Healthcare Corp.	14,729	2,442,657 *
UnitedHealth Group Inc.	3,042	1,795,389
Total Health Care Providers & Services		8,023,700
See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Life Sciences Tools & Services — 1.0%
Medpace Holdings Inc.	4,956	$1,760,718 *
Mettler-Toledo International Inc.	910	1,309,563 *
Total Life Sciences Tools & Services		3,070,281
Pharmaceuticals — 2.9%
Eli Lilly & Co.	4,902	4,706,018
Johnson & Johnson	12,768	2,117,700
Merck & Co. Inc.	15,762	1,867,009
Total Pharmaceuticals		8,690,727

Total Health Care		32,698,524
Industrials — 7.9%
Aerospace & Defense — 0.8%
General Electric Co.	14,330	2,502,305
Building Products — 1.6%
Builders FirstSource Inc.	7,033	1,223,742 *
Carlisle Cos. Inc.	3,896	1,651,125
Owens Corning	10,401	1,754,961
Total Building Products		4,629,828
Construction & Engineering — 0.6%
EMCOR Group Inc.	4,575	1,798,249
Electrical Equipment — 2.2%
Acuity Brands Inc.	6,660	1,696,302
Eaton Corp. PLC	7,722	2,370,113
nVent Electric PLC	22,985	1,562,061
Vertiv Holdings Co., Class A Shares	12,010	997,190
Total Electrical Equipment		6,625,666
Ground Transportation — 1.0%
CSX Corp.	24,525	840,472
Ryder System Inc.	15,323	2,225,512
Total Ground Transportation		3,065,984
Machinery — 0.6%
Allison Transmission Holdings Inc.	20,285	1,881,434
Passenger Airlines — 0.5%
Delta Air Lines Inc.	32,909	1,398,303
Professional Services — 0.6%
Leidos Holdings Inc.	10,876	1,723,955

Total Industrials		23,625,724
Information Technology — 30.6%
Communications Equipment — 0.9%
Arista Networks Inc.	7,349	2,596,990 *
Electronic Equipment, Instruments & Components — 0.7%
Crane NXT Co.	8,557	502,724
TD SYNNEX Corp.	13,626	1,654,469
Total Electronic Equipment, Instruments & Components		2,157,193
IT Services — 0.4%
Twilio Inc., Class A Shares	20,878	1,310,303 *
See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2024 Quarterly Report

 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — 10.3%
Applied Materials Inc.	12,768	$2,518,616
Broadcom Inc.	19,689	3,205,763
Cirrus Logic Inc.	13,480	1,963,901 *
Lam Research Corp.	2,763	2,268,451
NVIDIA Corp.	150,805	18,001,593
QUALCOMM Inc.	15,195	2,663,683
Total Semiconductors & Semiconductor Equipment		30,622,007
Software — 11.7%
Adobe Inc.	6,347	3,645,780 *
AppLovin Corp., Class A Shares	21,860	2,030,138 *
DocuSign Inc.	20,918	1,238,555 *
Dropbox Inc., Class A Shares	66,488	1,671,508 *
Fair Isaac Corp.	1,247	2,157,647 *
Gen Digital Inc.	51,167	1,353,879
Manhattan Associates Inc.	5,878	1,554,319 *
Microsoft Corp.	42,670	17,799,364
Pegasystems Inc.	24,465	1,734,079
RingCentral Inc., Class A Shares	47,215	1,573,676 *
Total Software		34,758,945
Technology Hardware, Storage & Peripherals — 6.6%
Apple Inc.	85,179	19,505,991

Total Information Technology		90,951,429
Materials — 1.9%
Chemicals — 0.5%
Scotts Miracle-Gro Co.	21,957	1,558,508
Metals & Mining — 0.9%
Southern Copper Corp.	10,810	1,099,593
Steel Dynamics Inc.	12,768	1,525,904
Total Metals & Mining		2,625,497
Paper & Forest Products — 0.5%
Louisiana-Pacific Corp.	14,921	1,448,083

Total Materials		5,632,088
Real Estate — 2.2%
Industrial REITs — 0.5%
First Industrial Realty Trust Inc.	23,812	1,350,855
Retail REITs — 1.3%
Brixmor Property Group Inc.	50,213	1,375,334
Simon Property Group Inc.	15,394	2,576,186
Total Retail REITs		3,951,520
Specialized REITs — 0.4%
National Storage Affiliates Trust	28,287	1,322,134

Total Real Estate		6,624,509
Utilities — 1.4%
Electric Utilities — 0.3%
NRG Energy Inc.	11,434	972,004
See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Gas Utilities — 0.5%
UGI Corp.		60,561	$1,508,575
Independent Power and Renewable Electricity Producers — 0.6%
Vistra Corp.		19,916	1,701,424

Total Utilities			4,182,003
Total Investments before Short-Term Investments (Cost — $211,347,442)			295,402,125
	Rate
Short-Term Investments — 1.0%
Invesco Treasury Portfolio, Institutional Class (Cost — $3,087,747)	5.133%	3,087,747	3,087,747 (a)
Total Investments — 100.3% (Cost — $214,435,189)			298,489,872
Liabilities in Excess of Other Assets — (0.3)%			(989,773)
Total Net Assets — 100.0%			$297,500,099

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin U.S. Large Cap Equity Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$295,402,125	—	—	$295,402,125
Short-Term Investments†	3,087,747	—	—	3,087,747
Total Investments	$298,489,872	—	—	$298,489,872

†	See Schedule of Investments for additional detailed categorizations.

Franklin U.S. Large Cap Equity Fund 2024 Quarterly Report